Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The following table shows estimated useful lives of property, plant and equipment:

Buildings	40 to 50 years
Leasehold improvements	Lesser of lease term or the life of the asset
Machinery, equipment and furniture	3 to 10 years
Property, plant and equipment, net consisted of:

	December 31,
(in millions of dollars)	2012	2011
Land and improvements	$27.5	$13.6
Buildings and improvements to leaseholds	151.3	115.5
Machinery and equipment	379.2	321.7
Construction in progress	33.4	12.5
	591.4	463.3
Less: accumulated depreciation	(317.8)	(316.1)
Property, plant and equipment, net(1)	$273.6	$147.2